Commitments and Contingent Liabilities (Details Narrative)		1 Months Ended		12 Months Ended
	Apr. 26, 2016 USD ($)	Jul. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2012 USD ($)
Rent expenses				$ 319,000	$ 383,000
Restructuring and impairment rent expenses					$ 101,000
Future minimum lease obligations				602,000
InspireMD GmbH [Member] | Former Service Provider [Member]
Maximum amount of claim							$ 193,378
Percentage of social benefits & legal expenses of awards							25.00%
Settlement amount			$ 80,000
Litigation settlement expense			$ 20,000
InspireMD GmbH [Member] | Former Service Provider [Member] | Euro [Member]
Maximum amount of claim | €						€ 1,075,000
InspireMD GmbH [Member] | Former Service Provider [Member] | Argentina Pesos Interest Rate [Member]
Percentage of interest rate							18.50%
InspireMD GmbH [Member] | Former Service Provider [Member] | USA Dollar Interest Rate [Member]
Percentage of interest rate							6.00%
InspireMD GmbH [Member] | Former Service Provider [Member]
Received cash on seeking damage	$ 2,200,000
Law suit seeking damages		$ 1,967,822
Motor Vehicles [Member]
Future minimum lease obligations				$ 6,000
US [Member]
Lease expiration				Oct. 31, 2017
IL [Member]
Lease expiration				Dec. 31, 2020
Lease expiration date description				The Subsidiary has a lease agreement for a facility in Israel, which expires on December 31, 2018 with an option to extend the agreement for two additional years until December 31, 2020 under the terms stipulated in the agreement.